Note 18 - Borrowings	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
18	Borrowings
	Year ended December 31,
	2018	2017
Non-current
Bank borrowings	29,214	34,626
Finance lease liabilities	-	59
Costs of issue of debt	(27)	(40)
	29,187	34,645
Current
Bank borrowings	508,143	930,957
Bank overdrafts	1,644	131
Finance lease liabilities	44	138
Costs of issue of debt	(11)	(12)
	509,820	931,214
Total Borrowings	539,007	965,859

The maturity of borrowings is as follows:

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2018
Financial lease	44	-	-	-	-	-	44
Other borrowings	509,776	4,271	4,771	20,145	-	-	538,963
Total borrowings	509,820	4,271	4,771	20,145	-	-	539,007

Interest to be accrued (*)	8,182	1,175	1,166	169			10,692
Total	518,002	5,446	5,937	20,314	-	-	549,699

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2017
Financial lease	138	59	-	-	-	-	197
Other borrowings	931,076	4,876	4,484	4,978	20,248	-	965,662
Total borrowings	931,214	4,935	4,484	4,978	20,248	-	965,859

Interest to be accrued (*)	14,512	1,212	1,203	1,190	174	-	18,290
Total	945,726	6,147	5,687	6,168	20,422	-	984,149

(*) Includes the effect of hedge accounting.

Significant borrowings include:

			In million of USD
Disbursement date	Borrower	Type	Original & Outstanding	Final maturity
2018	Tamsa	Bank loans	347	2019
2018	Siderca	Bank loans	66	2019
2018	TuboCaribe	Bank loan	50	May 2019

As of
December 31, 2018,
Tenaris was in compliance with all of its covenants.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of
December 31, 2018
and
2017,
considering hedge accounting where applicable.

	2018	2017
Total borrowings	3.98%	3.73%

Breakdown of long-term borrowings by currency and rate is as follows:

18	Borrowings (Cont.)

Non-current borrowings

		Year ended December 31,
Currency	Interest rates	2018	2017
USD	Fixed	18,762	19,120
EUR	Fixed	9,023	13,828
EUR	Variable	1,402	1,638
Others	Variable	-	59
Total non-current borrowings		29,187	34,645

Breakdown of short-term borrowings by currency and rate is as follows:

Current borrowings

		Year ended December 31,
Currency	Interest rates	2018	2017
USD	Variable	16,847	17,640
USD	Fixed	138,303	187,872
EUR	Variable	198	169
EUR	Fixed	4,178	839
MXN	Fixed	301,047	412,719
ARS	Fixed	49,125	311,829
Others	Variable	89	138
Others	Fixed	33	8
Total current borrowings		509,820	931,214

Borrowings evolution
	Year ended December 31, 2018
	Non current	Current
At the beginning of the year	34,645	931,214
Translation differences	(623)	(8,191)
Proceeds and repayments, net	(1,330)	(411,570)
Interests accrued less payments	(5)	(6,646)
Reclassifications	(3,500)	3,500
Overdrafts variation	-	1,513
At the end of the year	29,187	509,820